Advances for Vessels Acquisitions-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended	1 Months Ended	6 Months Ended			4 Months Ended	3 Months Ended	6 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 21, 2010 Adele Shipping Co, Bastian Shipping Co Cadence Shipping Co [Member]	Jan. 28, 2011 Jodie Shipping Co (S4010), Kayley Shipping Co (S4011) [Member]	Jun. 30, 2013 Jodie Shipping Co. (S4010) - MSC Athens (Hull 4010) [Member]	Jun. 30, 2013 Kayley Shipping Co. (S4011) - MSC Athos (Hull 4011) [Member]	Jun. 30, 2013 MSC Athens (Hull S4010) and MSC Athos (Hull S4011) [Member]	May 14, 2013 1998 built secondhand vessel X-Press Padma [member]	Apr. 20, 2011 Undine Shipping Co, Terance Shipping Co, Quentin Shipping Co, Raymond Shipping Co, Sander Shipping Co [Member]	Jun. 30, 2013 Quentin Shipping Co. - Valor (Hull S4020) [Member]	Jun. 30, 2013 Raymond Shipping Co. - Value (Hull S4021) [Member]	Jun. 30, 2013 Valor (Hull S4020) and Value (Hull S4021) [Member]	Jun. 30, 2013 Ten newbuild vessels [Member]	Dec. 31, 2012 Ten newbuild vessels [Member]
Capacity of Vessels			9,403	8,827					8,827
Vessels' cost								$ 4,750
Vessels under construction cost	571,740		95,080										953,740
Contracted time charter period			10 years	10 years
Daily time charter rate			43
Expected delivery			December 2013-February 2014						Q3 2013
Delivery date					March 14, 2013	April 8, 2013		July 3, 2013		June 3, 2013	June 25, 2013
Transferred to Vessels, net	(392,996)	0					196,675					196,321
Advances for vessel acquisitions	271,022	339,552						475					270,547	339,552
Number of contracted acquisitions			3	2					5
Pre-delivery installments	639,227	324,329											639,227	324,329
Pre-delivery installments paid during the reporting period													$ 314,898